Notes to the Consolidated Statements of Operations - Additional Information (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 14,436,000	€ 7,579,000	€ 26,809,000	€ 14,708,000
Cash received from issuance of shares				235,840,000
Research and development services combined with Ip license
Notes to the Consolidated Statements of Operations
Revenue recognized			16,545,000	8,545,000
Product
Notes to the Consolidated Statements of Operations
Revenue recognized			4,289,000	5,259,000
Research and development services
Notes to the Consolidated Statements of Operations
Revenue recognized			5,975,000	903,000
GSK
Notes to the Consolidated Statements of Operations
Revenue recognized				12,756,000
Amount of development milestone	5,000,000		1,711,000	0
Remaining milestone amount		3,289,000		3,289,000
Upfront Payments Received Or Receivable	225,000,000		225,000,000
GSK | Research and development services
Notes to the Consolidated Statements of Operations
Revenue recognized			100,000
GSK | Belgium
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 8,727,000	€ 6,283,000	€ 17,622,000	€ 12,756,000